Schedule of Discontinued Operations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash					$ 453,516	$ 529,520
Inventory					290,200	55,482
Account receivable					621,090	688,768
Prepaid expenses and deposits					697,725	551,376
Investment in Affiliate					7,699
Loan to SRM					(1,458,914)	(1,502,621)
Total current asset held for sale					611,316	322,525
Intangible assets					291,533	364,417
Goodwill					941,937	941,937
FF&E					9,333	7,381
Assets held for sale					1,242,803	1,313,735
Total assets					1,854,119	1,636,260
Accounts Payable					378,804	532,899
Accrued liabilities					214,388	114,156
Total current Liabilities					593,192	647,055
Sales	472,319	$ 1,517,546	3,901,162	$ 5,165,719	6,076,116	2,693,131
Cost of Sales	379,374	1,115,376	3,064,376	4,161,505	4,845,217	2,137,699
Gross profit	92,945	402,170	836,786	1,004,214	1,230,899	555,432
Operating expense	91,951	219,291	636,937	567,067	887,495	659,074
Other (income) expense	461,690		461,377		(768)	3,339
Total expenses	553,641	219,291	1,098,314	567,067	886,727	662,413
Net income (loss) from discontinued operations					344,172	$ (106,981)
Net income (loss) from discontinued operations	$ (460,696)	$ 182,879	$ (261,528)	$ 437,147
Revision of Prior Period, Adjustment [Member]
Cash					453,516
Inventory					290,200
Account receivable					621,090
Prepaid expenses and deposits					697,725
Investment in Affiliate					7,699
Loan to SRM					(1,458,914)
Total current asset held for sale					611,316
Intangible assets					291,533
Goodwill					941,937
FF&E					9,333
Assets held for sale					1,242,803
Total assets					1,854,119
Accounts Payable					532,899
Accrued liabilities					114,156
Total current Liabilities					$ 647,055